LONG-TERM INVESTMENTS (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 CNY (¥)
LONG-TERM INVESTMENTS
Long-term investments	¥ 1,686,628	$ 244,538	¥ 1,552,591
Jiangsu Yitong
LONG-TERM INVESTMENTS
Equity method investments	968,242		960,832
Huaying Fund I
LONG-TERM INVESTMENTS
Equity method investments	60,262		61,014
Huaying Fund II
LONG-TERM INVESTMENTS
Equity method investments	212,803		200,067
Yunding
LONG-TERM INVESTMENTS
Available-for-sale investments	74,912		50,431
Others
LONG-TERM INVESTMENTS
Available-for-sale investments	73,907		58,018
Sifive, Inc. ("Sifive")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	95,613		21,759
AliveCor, Inc. ("Alivecor")
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	24,582		14,988
Promaxo, Inc.
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	27,589		25,490
Others
LONG-TERM INVESTMENTS
Equity securities without readily determinable fair value	91,141		81,775
Equity method investments	53,164		46,548
Hyperfine Inc.
LONG-TERM INVESTMENTS
Equity securities with readily determinable fair value Hyperfine Inc.	¥ 4,413		¥ 31,669